RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Schedule of property operating costs
(b)	Property operating costs consist of:

Years ended December 31,	2021	2020
Non-recoverable from tenants:
Property taxes and utilities	$656	$973
Property insurance	449	303
Repairs and maintenance	331	698
Property management fees	451	247
Professional fees	199	201
Environmental and appraisals	294	334
Other	290	66
	$2,670	$2,822
Recoverable from tenants:
Property taxes and utilities	$42,961	$33,598
Property insurance	4,282	2,946
Repairs and maintenance	7,642	3,916
Property management fees	2,951	2,793
Other	306	1,089
	$58,142	$44,342
Property operating costs	$60,812	$47,164

Schedule of general and administrative expenses
(c)	General and administrative expenses consist of:

Years ended December 31,	2021	2020
Salaries, incentives and benefits	$17,092	$15,109
Audit, legal and consulting	3,444	3,423
Trustee/director fees including distributions, revaluations and expenses (1)	3,898	2,108
RSU and PSU compensation expense including distributions and revaluations (1)	8,749	6,198
Other public entity costs	1,961	1,986
Office rents including property taxes and common area maintenance costs	437	424
Capital tax	630	568
Information technology costs	1,825	1,045
Other	1,030	1,405
	$39,066	$32,266
Less: capitalized general and administrative expenses	(666)	(63)
	$38,400	$32,203

Schedule of interest expense and other financing costs
(d)	Interest expense and other financing costs consist of:

Years ended December 31,	2021	2020
Interest and amortized issuance costs and modification losses relating to debentures and term loans	$38,428	$32,632
Early redemption premium relating to 2021 Debentures (note 7(a))	3,963	—
Amortization of deferred financing costs and other interest expense and charges (note 6)	3,870	2,229
Interest expense related to lease obligations (note 9)	1,572	1,595
	$47,833	$36,456
Less: capitalized interest	(607)	(617)
	$47,226	$35,839

Schedule of fair value losses on financial instruments
(e)	Fair value losses (gains) on financial instruments, net, consist of:

Years ended December 31,	2021	2020
Foreign exchange forward contracts, net	$—	$93
Foreign exchange collar contracts, net (note 17(a))	2,627	(2,627)
Cross currency interest rate swaps (note 7(b))	(1,413)	5,936
	$1,214	$3,402